Condensed Consolidated Statements of Changes In Equity - GBP (£) £ in Thousands	Total	Share Capital [member]	Share Premium [member]	Own Share Reserve [member]	Share Option Reserve [member]	Foreign Currency Translation Reserve [member]	Capital Reserve [member]	Accumulated Deficit [member]
Beginning balance at Dec. 31, 2016	£ 25,241	£ 663	£ 42,770	£ (339)	£ 4,406	£ (3)		£ (22,256)
Loss for the period	(4,385)							(4,385)
Other comprehensive expense for the period	(1)					(1)
Total comprehensive loss for the period	(4,386)					(1)		(4,385)
Share-based payments	532				532
Reduction in share premium			(42,466)				£ 42,466
Ending balance at Jun. 30, 2017	21,387	663	304	(339)	4,938	(4)	42,466	(26,641)
Beginning balance at Dec. 31, 2017	93,420	1,272	79,236	(339)	15,955	(11)	42,466	(45,159)
Loss for the period	(7,712)							(7,712)
Other comprehensive expense for the period	4					4
Total comprehensive loss for the period	(7,708)					4		(7,712)
Share-based payments	997				997
Ending balance at Jun. 30, 2018	£ 86,709	£ 1,272	£ 79,236	£ (339)	£ 16,952	£ (7)	£ 42,466	£ (52,871)